Cover	Oct. 26, 2026
Cover [Abstract]
Entity Registrant Name	VISIUM TECHNOLOGIES, INC.
Entity Central Index Key	0001082733
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	false
Document Period End Date	Oct. 26, 2026
Entity Incorporation State Country Code	FL
Entity File Number	000-25753
Entity Tax Identification Number	87-0449667
Entity Address Address Line 1	4094 Majestic Lane
Entity Address Address Line 2	Suite 360
Entity Address City Or Town	Fairfax
Entity Address State Or Province	VA
Entity Address Postal Zip Code	22033
City Area Code	703
Local Phone Number	273-0383
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Amendment Description	Visium Technologies, Inc. (the "Company") is filing this Amendment No. 1 to amend its Current Report on Form 8-K filed with the Securities and Exchange Commission on October 30, 2026 (the "Original Report"). It does so for two purposes.Mr. Taylor's letter. As required by Item 5.02(a)(3) of Form 8-K, this amendment files, as Exhibit 17.4, the letter that Paul R. Taylor, the Company's former Chairman and Chief Executive Officer, delivered to the Company on November 1, 2026 in response to the Original Report. Correction concerning Mr. Lucky's notice of Good Reason. The Original Report stated that, on October 29, 2026, counsel for Mark B. Lucky had advised the Company that Mr. Lucky had extended the cure period under the notice of Good Reason he delivered on October 26, 2026. That statement was incorrect. No extension was delivered to the Company on October 29, 2026 or at any other time before the Original Report was filed. This amendment corrects that statement and reports a letter Mr. Lucky delivered on November 2, 2026. As required by Rule 12b-15, Item 5.02 is restated in its entirety, and Item 9.01 is amended to add Exhibit 17.4. The changes are to the bullet captioned "Mr. Lucky's responses," the new paragraphs captioned "Mr. Taylor's letter of November 1, 2026" and the paragraph captioned "Notice of Good Reason." Item 8.01 and the exhibits filed with the Original Report are not amended. Except as described in this note, this amendment does not update any other information in the Original Report.